Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	61,240,000	60,709,000
Common stock, shares outstanding	60,962,000	60,431,000